Information by Segment - Summary of Assets and Liabilities by Segment (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	$ 1,059,341,785	$ 866,526,937
Cash and cash equivalents	419,456,026	245,999,192	$ 144,261,845	$ 133,015,629
Other current financial assets	20,627,062	584,244
Other current non-financial assets	6,002,142	15,831,486
Trade and other current receivables	419,752,286	445,071,856
Current accounts receivable from related parties	71,856,046	52,858,384
Inventories	39,686,942	37,539,596
Current tax assets	77,756,048	55,649,171
Non-current assets or disposal groups held for sale	4,205,233	12,993,008
TOTAL NON-CURRENT ASSETS	4,635,431,223	4,532,184,075
Other non-current financial assets	33,418,204	28,827,542
Other non-current non-financial assets	13,813,139	13,336,152
Trade and other non-current receivables	36,182,399	33,500,105
Investments accounted for using the equity method	12,707,221	18,738,198	45,716,371
Intangible assets other than goodwill	55,170,904	44,470,750	42,879,326
Goodwill	887,257,655	887,257,655	887,257,655
Property, plant and equipment	3,585,687,137	3,476,128,634
Investment property	8,356,772	8,128,522	8,150,987
Deferred tax assets	2,837,792	21,796,517
TOTAL ASSETS	5,694,773,008	5,398,711,012
TOTAL CURRENT LIABILITIES	816,816,646	757,246,647
Other current financial liabilities	18,815,448	25,696,166
Trade and other current payables	594,498,606	561,505,283
Current accounts payable to related parties	119,612,972	90,428,929
Other current provisions	5,636,171	6,493,532
Current tax liabilities	67,027,507	61,599,415
Other current non-financial liabilities	11,225,942	11,523,322
TOTAL NON-CURRENT LIABILITIES	1,090,994,705	1,178,470,723
Other non-current financial liabilities	781,978,145	854,016,751
Trade and other non-current payables	659,824	1,483,113
Non-current accounts payable to related parties	318,518	251,527
Other long-term provisions	78,422,837	63,106,908
Deferred tax liabilities	172,223,681	199,364,794
Non-current provisions for employee benefits	57,081,924	59,934,127
Other non-current non-financial liabilities	309,776	313,503
TOTAL EQUITY	3,786,961,657	3,462,993,642	3,201,900,783	3,084,065,791
Equity attributable to Enel Chile	2,983,384,010	2,763,391,288
Allocated capital	2,229,108,975	2,229,108,975
Retained earnings	1,751,605,583	1,569,375,291
Other reserves	(997,330,548)	(1,035,092,978)	(958,589,952)	$ (928,879,218)
Non-controlling interests	803,577,647	699,602,354	$ 609,219,281
TOTAL LIABILITIES AND EQUITY	5,694,773,008	5,398,711,012
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	662,804,360	543,372,955
Cash and cash equivalents	211,027,141	114,486,479
Other current financial assets	20,523,276	487,106
Other current non-financial assets	2,167,272	4,409,288
Trade and other current receivables	218,178,007	260,440,086
Current accounts receivable from related parties	109,797,820	82,727,781
Inventories	31,740,903	33,390,799
Current tax assets	65,164,708	34,438,408
Non-current assets or disposal groups held for sale	4,205,233	12,993,008
TOTAL NON-CURRENT ASSETS	2,891,657,830	2,856,309,537
Other non-current financial assets	33,391,398	28,802,569
Other non-current non-financial assets	12,853,460	12,318,444
Trade and other non-current receivables	1,032,922	6,788,437
Investments accounted for using the equity method	12,707,221	18,738,198
Intangible assets other than goodwill	18,607,972	19,266,874
Goodwill	24,860,356	24,860,356
Property, plant and equipment	2,788,204,501	2,726,838,536
Deferred tax assets		18,696,123
TOTAL ASSETS	3,554,462,190	3,399,682,492
TOTAL CURRENT LIABILITIES	543,356,500	555,777,465
Other current financial liabilities	18,815,434	25,696,064
Trade and other current payables	329,448,226	341,088,664
Current accounts payable to related parties	122,862,944	121,018,039
Other current provisions	5,296,635	6,493,428
Current tax liabilities	66,933,261	61,457,940
Other current non-financial liabilities		23,330
TOTAL NON-CURRENT LIABILITIES	1,022,091,736	1,114,144,775
Other non-current financial liabilities	781,978,145	854,016,751
Trade and other non-current payables	632,642	1,453,022
Non-current accounts payable to related parties	318,518	251,527
Other long-term provisions	63,992,567	57,325,914
Deferred tax liabilities	160,293,916	185,277,004
Non-current provisions for employee benefits	14,875,948	15,820,557
TOTAL EQUITY	1,989,013,954	1,729,760,252
Equity attributable to Enel Chile	1,989,013,954	1,729,760,252
Allocated capital	552,777,321	552,777,321
Retained earnings	1,398,018,156	1,199,429,221
Share Premium	85,511,492
Other reserves	(47,293,015)	(22,446,290)
TOTAL LIABILITIES AND EQUITY	3,554,462,190	3,399,682,492
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	261,378,069	245,122,733
Cash and cash equivalents	42,594,390	23,378,615
Other current financial assets	61,887	47,517
Other current non-financial assets	3,434,462	11,091,061
Trade and other current receivables	197,011,114	180,290,279
Current accounts receivable from related parties	6,305,806	8,895,440
Inventories	3,049,576	1,878,072
Current tax assets	8,920,834	19,541,749
TOTAL NON-CURRENT ASSETS	893,633,579	829,203,115
Other non-current financial assets	26,806	24,973
Other non-current non-financial assets	959,679	1,019,050
Trade and other non-current receivables	34,272,234	24,978,209
Investments accounted for using the equity method		60,325
Intangible assets other than goodwill	34,236,891	25,430,420
Goodwill	2,240,478	2,240,478
Property, plant and equipment	821,234,672	774,999,730
Deferred tax assets	662,819	449,930
TOTAL ASSETS	1,155,011,648	1,074,325,848
TOTAL CURRENT LIABILITIES	408,687,871	259,684,837
Other current financial liabilities	14	102
Trade and other current payables	189,458,076	151,549,875
Current accounts payable to related parties	207,909,593	96,520,909
Other current provisions		104
Current tax liabilities	94,246	113,855
Other current non-financial liabilities	11,225,942	11,499,992
TOTAL NON-CURRENT LIABILITIES	61,965,918	106,283,505
Trade and other non-current payables	27,182	30,091
Non-current accounts payable to related parties		50,000,180
Other long-term provisions	14,430,270	5,780,994
Deferred tax liabilities	18,786,185	20,502,853
Non-current provisions for employee benefits	28,412,505	29,655,884
Other non-current non-financial liabilities	309,776	313,503
TOTAL EQUITY	684,357,859	708,357,506
Equity attributable to Enel Chile	684,357,859	708,357,506
Allocated capital	230,137,980	230,137,980
Retained earnings	769,928,443	794,856,204
Share Premium	354,220
Other reserves	(316,062,784)	(316,636,678)
TOTAL LIABILITIES AND EQUITY	1,155,011,648	1,074,325,848
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	135,159,356	78,031,249
Cash and cash equivalents	165,834,495	108,134,098
Other current financial assets	41,899	49,621
Other current non-financial assets	400,408	331,137
Trade and other current receivables	4,563,165	4,341,491
Current accounts receivable from related parties	(44,247,580)	(38,764,837)
Inventories	4,896,463	2,270,725
Current tax assets	3,670,506	1,669,014
TOTAL NON-CURRENT ASSETS	850,139,814	846,671,423
Other non-current non-financial assets		(1,342)
Trade and other non-current receivables	877,243	1,733,459
Investments accounted for using the equity method		(60,325)
Intangible assets other than goodwill	2,326,041	(226,544)
Goodwill	860,156,821	860,156,821
Property, plant and equipment	(23,752,036)	(25,709,632)
Investment property	8,356,772	8,128,522
Deferred tax assets	2,174,973	2,650,464
TOTAL ASSETS	985,299,170	924,702,672
TOTAL CURRENT LIABILITIES	(135,227,725)	(58,215,655)
Trade and other current payables	75,592,304	68,866,744
Current accounts payable to related parties	(211,159,565)	(127,110,019)
Other current provisions	339,536
Current tax liabilities		27,620
TOTAL NON-CURRENT LIABILITIES	6,937,051	(41,957,557)
Non-current accounts payable to related parties		(50,000,180)
Deferred tax liabilities	(6,856,420)	(6,415,063)
Non-current provisions for employee benefits	13,793,471	14,457,686
TOTAL EQUITY	1,113,589,844	1,024,875,884
Equity attributable to Enel Chile	1,113,589,844	1,024,875,884
Allocated capital	1,446,193,674	1,446,193,674
Retained earnings	(416,341,016)	(424,910,134)
Share Premium	(85,865,712)
Other reserves	169,602,898	3,592,344
TOTAL LIABILITIES AND EQUITY	$ 985,299,170	$ 924,702,672